Description of Plan (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member]		12 Months Ended
		Dec. 31, 2025 USD ($) Hour Age	Dec. 31, 2024 USD ($)
Description of Plan [Abstract]
Plan agreement description		true
Minimum weekly hours for plan eligibility (in Hour) | Hour		20
Maximum compensation limit eligible for matching (in Dollars)		$ 350,000
Automatically enrolled contribution rate		5.00%
Automatic annual increase in contribution rate		1.00%
Maximum contribution rate		10.00%
Newly eligible participants period from their initial eligibility date to choose a different pre-tax percentage, contribute on an after-tax basis or to opt not to participate in the Plan		45 days
Minimum age participants will be eligible to make pre-tax catch-up contributions (in Age) | Age		50
Maximum amount participants may borrow (in Dollars)		$ 50,000
Maximum percentage participants may borrow		50.00%
Minimum amount participants may borrow (in Dollars)		$ 1,000
Maximum repayment term for loans		5 years
Maximum repayment term for loans, if loan used to purchase principal residence		15 years
Minimum [Member]
Description of Plan [Abstract]
Percentage of eligible earning participant may elect to contribute		2.00%
Interest rate on loans	[1]	4.25%
Maximum [Member]
Description of Plan [Abstract]
Percentage of eligible earning participant may elect to contribute		20.00%
Interest rate on loans	[1]	9.75%
Employee Contribution Eligible for 100% Matching [Member]
Description of Plan [Abstract]
Employee contribution eligible for matching by the company		3.00%
Company matching percentage		100.00%
Employee Contribution Eligible for 50% Matching [Member]
Description of Plan [Abstract]
Employee contribution eligible for matching by the company		2.00%
Company matching percentage		50.00%
Employee Contributions Not Eligible for Matching [Member] | Minimum [Member]
Description of Plan [Abstract]
Company matching percentage		5.00%
Distributions from Other Qualified Defined Benefit or Defined Contribution Plans, Before the Age of 50 [Member]
Description of Plan [Abstract]
Maximum compensation limit eligible for matching (in Dollars)		$ 23,500	$ 23,000
Distributions from Other Qualified Defined Benefit or Defined Contribution Plans, Before the Age of 50 [Member] | Maximum [Member]
Description of Plan [Abstract]
Newly eligible participants period from their initial eligibility date to choose a different pre-tax percentage, contribute on an after-tax basis or to opt not to participate in the Plan (in Age) | Age		50
ClearBridge Large Cap Growth Fund [Member] | Equity Securities or Other Investments [Member]
Description of Plan [Abstract]
Investment percentage		80.00%
Fidelity 500 Index Fund [Member] | Common Stock [Member]
Description of Plan [Abstract]
Investment percentage		80.00%
Vanguard Life Strategy Conservative Growth Fund [Member] | Bonds [Member]
Description of Plan [Abstract]
Investment percentage		60.00%
Vanguard Life Strategy Conservative Growth Fund [Member] | Common Stocks and Cash Equivalents [Member]
Description of Plan [Abstract]
Investment percentage		40.00%
Vanguard Life Strategy Growth Fund [Member] | Bonds [Member]
Description of Plan [Abstract]
Investment percentage		20.00%
Vanguard Life Strategy Growth Fund [Member] | Equity Securities [Member]
Description of Plan [Abstract]
Investment percentage		80.00%
Vanguard Life Strategy Moderate Growth Fund [Member] | Mid and Large Capitalization Stocks [Member]
Description of Plan [Abstract]
Investment percentage		60.00%
Vanguard Life Strategy Moderate Growth Fund [Member] | Fixed Income Securities and Cash Equivalents [Member]
Description of Plan [Abstract]
Investment percentage		40.00%
Certain Employees of AMCOL International [Member]
Description of Plan [Abstract]
Special retirement contribution percentage		3.00%

[1]	Parties in interest, as defined by ERISA.